Taxation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Taxation	6. Taxation
6A. Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.

Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.

Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

	€ million	€ million	€ million
Tax charge in income statement	2021	2020	2019
Current tax
Current year	(2,399)	(2,128)	(2,098)
Over/(under) provided in prior years	245	(154)	119
	(2,154)	(2,282)	(1,979)
Deferred tax
Origination and reversal of temporary differences	189	344	(255)
Changes in tax rates	15	(19)	(59)
Recognition of previously unrecognised losses brought forward	15	34	30
	219	359	(284)
	(1,935)	(1,923)	(2,263)
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2021	% 2020	% 2019
Computed rate of tax(a)	24	23	24
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	2	3
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	(1)	—
Transfer to/(from) unrecognised deferred tax assets	—	—	(2)
Others	(2)	(1)	1
Underlying effective tax rate	23	23	26
Taxes related to the UK tax audit of intangible income and centralised services(b)	—	1	—
Taxes related to the reorganisation of our European business(b)	(1)	1	2
Hyperinflation adjustment for Argentina deferred tax(b)	1	—	—
Effective tax rate	23	25	28
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)See note 3 for explanation of non-underlying items.
Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. Uncertain tax provisions including the related interest and penalties amounted to €858 million (2020: €879 million). In 2020, a provision of €186 million was established in respect of the tax amortisation of intangible assets, including goodwill, related to Horlicks in India. In 2021, the law was changed to exclude goodwill from the definition of tax depreciable assets effective 1 April 2020. We are therefore now only providing for the amortisation of other intangibles, and our expectation is that we will continue to provide for this until the matter is resolved.
The Group's future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation, the implementation of the OECD Pillars 1 and 2, EU and US tax changes, as well as the impact of acquisitions, disposals and restructuring of our business.
6B. Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:
▪goodwill not deductible for tax purposes;
▪the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and
▪differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2021 and 2020	As at 1 January 2021	Income statement	Other	As at 31 December 2021	As at 31 December 2020	Income statement	Other	As at 31 December 2020
Pensions and similar obligations	80	(73)	(661)	(654)	272	(97)	(95)	80
Provisions and accruals	698	(11)	39	726	756	38	(96)	698
Goodwill and intangible assets	(2,734)	249	(963)	(3,448)	(2,096)	23	(661)	(2,734)
Accelerated tax depreciation	(641)	33	8	(600)	(685)	9	35	(641)
Tax losses	190	(2)	(16)	172	184	32	(26)	190
Fair value gains	(52)	19	(27)	(60)	(50)	12	(14)	(52)
Fair value losses	45	1	(44)	2	15	(6)	36	45
Share-based payments	146	7	13	166	156	(30)	20	146
Lease liability	294	(16)	17	295	319	9	(34)	294
Right of use asset	(244)	21	(21)	(244)	(269)	(4)	29	(244)
Other(a)	526	(9)	63	580	161	373	(8)	526
	(1,692)	219	(1,592)	(3,065)	(1,237)	359	(814)	(1,692)
(a)The deferred tax-other includes the recognition of an asset of €345 million (2020: €345 million) relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.
At the balance sheet date, the Group had unused tax losses of €4,649 million (2020: €4,808 million) and tax credits amounting to €440 million (2020: €454 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €4,247 million (2020: €4,246 million) and tax credits of €418 million (2020: €429 million), as it is not probable that there will be future taxable profits within the entities against which the losses and credits can be utilised. Of these losses, €254 million (2020: €4,195 million) have expiry dates, being corporate income tax losses in the USA, Korea and China which expire between now and 2041. In 2020 the majority of the €4,195 million figure related to the Netherlands; in 2021 there has been a change in legislation in the Netherlands and losses can now be carried forward indefinitely.
Deferred tax assets have not been recognised in respect of other deductible temporary differences of €1,651 million (2020: €1,445 million) as it is not expected they will be utilised. Of these differences, €1,583 million (2020: €1,193 million) relates to limitation on the deduction of interest expenses. There is no expiry date for these differences.
At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,247 million (2020: €2,097 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2021	Assets 2020	Liabilities 2021	Liabilities 2020	Total 2021	Total 2020
Pensions and similar obligations	322	404	(976)	(324)	(654)	80
Provisions and accruals	426	408	300	290	726	698
Goodwill and intangible assets	453	330	(3,901)	(3,064)	(3,448)	(2,734)
Accelerated tax depreciation	(66)	(37)	(534)	(604)	(600)	(641)
Tax losses	148	161	24	29	172	190
Fair value gains	(15)	(1)	(45)	(51)	(60)	(52)
Fair value losses	5	27	(3)	18	2	45
Share-based payments	38	26	128	120	166	146
Lease liability	142	157	153	137	295	294
Right of use asset	(119)	(128)	(125)	(116)	(244)	(244)
Other	131	127	449	399	580	526
	1,465	1,474	(4,530)	(3,166)	(3,065)	(1,692)
Of which deferred tax to be recovered/(settled) after more than 12 months	1,194	1,230	(4,684)	(3,311)	(3,490)	(2,081)
6C. Tax on items recognised in equity or other comprehensive income

Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2021 and 2020	Before tax 2021	Tax (charge)/credit 2021	After tax 2021	Before tax 2020	Tax (charge)/credit 2020	After tax 2020
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	178	(12)	166	77	1	78
Cash flow hedges	291	(12)	279	87	(27)	60
Remeasurement of defined benefit pension plans	2,405	(671)	1,734	250	(35)	215
Currency retranslation gains/(losses)	1,237	(60)	1,177	(2,646)	56	(2,590)
	4,111	(755)	3,356	(2,232)	(5)	(2,237)